ACQUISITION (Narrative) (Details)	Jun. 07, 2024 USD ($) ft²	Mar. 31, 2025
Business Combination [Line Items]
Area of land | ft²	6,500
Purchase price of acquisition | $	$ 3,500,000
Estimated useful life of fixtures and leasehold improvements	5 years
Estimated useful life of licenses		10 years
License to sell retail products in State of Nevada [Member]
Business Combination [Line Items]
Estimated useful life of licenses	10 years
License to sell retail products in City of Reno [Member]
Business Combination [Line Items]
Estimated useful life of licenses	10 years